UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2002

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):   [  ] is a restatement.
                                   [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Apollo Real Estate Investment Fund, L.P.
Address:  c/o Apollo Real Estate Advisors, L.P.
          Two Manhattanville Road
          Purchase, New York  10577

Form 13F File No.:  28-____

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:     Apollo Real Estate Advisors, L.P.
Title:    General Partner of Apollo Real Estate Investment Fund, L.P.
Name:     Apollo Real Estate Management, Inc.
Title:    General Partner of Apollo Real Estate Advisors, L.P.
Name:     Michael D. Weiner, Esq.
Title:    Vice Pres., Apollo Real Estate Management, Inc.
Phone:    310-201-4122

Signature, Place, and Date of Signing:

  By:  Apollo Real Estate Advisors, L.P.
       Los Angeles, CA                              February 14, 2003
  By:  Apollo Real Estate Management, Inc.
       Los Angeles, CA                              February 14, 2003
  By:  Michael D. Weiner, Esq., Vice President
       Los Angeles, CA                              February 14, 2003

Report Type (Check only one.):

[  ]       13F HOLDINGS REPORT.

[ X]       13F NOTICE.

[  ]       13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

 Form 13F File Number:  28-____ (pending)
 Name:                  Apollo Management IV, L.P.

     The filing of this report shall not be deemed an admission, for pur-poses of Section 13(f), 13(d), 13(g), or 16(a) under the Securities Exchange Act of 1934, as amended, and the rules thereunder, or for any other purpose, that the Manager is a member of a group with respect to any securities over which the Reporting Manager or other institutional investment managers named in the Reporting Manager's Form 13F may exercise investment discretion, or that the Manager or any other person is a beneficial owner of any securities. Reference is made to reports filed under Sections 13(d), 13(g), and 16(a) for additional information with respect to such beneficial ownership and/or pecuniary interest of the Manager, the Reporting Manager, and related entities.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES ACT OF 1934.